Boston Partners Global Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Bermuda - 2.2%
Everest Group Ltd.	4,826	$1,516,764
Hiscox Ltd.	157,811	2,796,547
RenaissanceRe Holdings Ltd.	7,975	2,082,831
		6,396,142

Denmark - 1.8%
Danske Bank AS	69,052	3,171,703
Novo Nordisk AS	43,684	2,163,358
		5,335,061

Finland - 1.5%
Nordea Bank Abp	252,696	4,471,907

France - 14.1%
Airbus Group SE	11,981	2,817,837
Alten SA	9,558	747,931
BNP Paribas SA	15,192	1,298,592
Bureau Veritas SA	106,707	3,413,986
Capgemini SE	25,701	4,026,894
Cie de Saint-Gobain SA	38,402	3,832,782
Cie Generale des Etablissements Michelin SCA	44,985	1,472,441
Eiffage SA	12,557	1,735,096
Elis SA	75,209	2,139,665
Eurazeo SE	17,525	1,111,580
Ipsen SA	15,002	2,165,928
Rexel SA	127,220	4,848,469
Sanofi SA	16,267	1,622,427
SPIE SA	74,746	4,057,374
TotalEnergies SE	54,464	3,583,008
Vallourec SACA	130,643	2,380,160
		41,254,170

Germany - 2.4%
Deutsche Telekom AG	103,181	3,327,356
Merck KGaA	13,767	1,855,574
Siemens AG	7,002	1,856,955
		7,039,885

Hong Kong - 1.3%
Prudential PLC	251,895	3,649,757

Ireland - 3.4%
AIB Group PLC	377,360	3,882,807
Kerry Group PLC - Class A	31,014	2,879,063
Ryanair Holdings PLC - ADR (a)	44,523	3,034,688
		9,796,558

Italy - 2.3%
Enel SpA	294,335	3,041,664
Italgas SpA	162,855	1,838,604
Saipem SpA	711,564	1,939,602
		6,819,870

Japan - 6.1%
Asahi Group Holdings Ltd.	96,400	1,118,168
Fuji Electric Co. Ltd.	39,500	2,757,541
Japan Post Insurance Co. Ltd.	18,300	509,034
Kyocera Corp.	76,600	1,048,580
Mitsubishi Chemical Group Corp.	293,600	1,658,472
Mitsubishi UFJ Financial Group, Inc.	102,700	1,610,289
Nippon Gas Co. Ltd.	29,300	571,419
Renesas Electronics Corp.	200,600	2,365,588
Sugi Holdings Co. Ltd.	86,700	2,046,068
Sumitomo Mitsui Financial Group, Inc.	79,500	2,405,551
Toyo Suisan Kaisha Ltd.	22,300	1,601,531
		17,692,241

Netherlands - 3.2%
Heineken NV	24,188	1,973,042
ING Groep NV	156,751	4,064,390
Koninklijke Ahold NV	77,231	3,197,238
		9,234,670

South Korea - 2.0%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,925	1,375,729
KB Financial Group, Inc.	15,413	1,314,803
KT Corp.	55,905	1,921,914
Samsung Fire & Marine Insurance Co. Ltd.	4,083	1,336,800
		5,949,246

Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA	215,242	4,652,158
Bankinter SA	184,879	2,914,544
Grifols SA	174,976	2,141,600
		9,708,302

Sweden - 0.5%
Loomis AB	38,366	1,546,502

Switzerland - 2.8%
Aptiv PLC (b)	20,991	1,627,852
Glencore PLC	470,449	2,248,814
Sandoz Group AG	61,860	4,375,703
		8,252,369

United Kingdom - 14.8%
AstraZeneca PLC	28,088	5,207,754
Barratt Redrow PLC	328,647	1,717,068
Beazley PLC	237,072	2,500,673
Coca-Cola Europacific Partners PLC	27,046	2,479,848
Diageo PLC	49,235	1,131,669
Hikma Pharmaceuticals PLC	132,349	2,724,048
IMI PLC	125,729	4,055,078
Informa PLC	282,151	3,587,859
Marks & Spencer Group PLC	575,153	2,647,774
NatWest Group PLC	550,478	4,594,546
Shell PLC	99,510	3,657,076
SSE PLC	71,207	2,071,660
Tesco PLC	679,708	4,053,529
Weir Group PLC	78,280	2,877,468
		43,306,050

United States - 35.5% (c)
AbbVie, Inc.	8,190	1,864,863
Acuity, Inc.	8,057	2,952,246
Allstate Corp.	12,785	2,722,949
Amgen, Inc.	9,132	3,154,741
Bank of America Corp.	73,382	3,936,944
Biogen, Inc. (b)	12,324	2,244,077
CDW Corp./DE	13,361	1,926,923
Cencora, Inc.	5,831	2,151,231
Chubb Ltd.	7,779	2,303,984
Cigna Group	7,695	2,133,670
Cisco Systems, Inc.	30,964	2,382,370
ConocoPhillips	19,145	1,697,970
CRH PLC	65,156	7,810,972
Cummins, Inc.	4,828	2,404,247
Diamondback Energy, Inc.	12,182	1,858,851
DuPont de Nemours, Inc.	35,432	1,409,131
East West Bancorp, Inc.	17,339	1,850,071
EPAM Systems, Inc. (a)(b)	8,072	1,509,464
FedEx Corp.	8,402	2,316,263
Fifth Third Bancorp	45,308	1,969,086
Flex Ltd. (b)	12,825	758,086
Flowserve Corp.	26,271	1,874,436
Freeport-McMoRan, Inc.	52,684	2,264,358
GE HealthCare Technologies, Inc.	28,343	2,267,157
Gen Digital, Inc.	110,647	2,917,761
Goldman Sachs Group, Inc.	4,031	3,329,767
HCA Healthcare, Inc.	4,800	2,439,792
Huntington Bancshares, Inc.	129,372	2,108,764
IQVIA Holdings, Inc. (b)	10,307	2,370,713
Johnson & Johnson	9,525	1,970,913
JPMorgan Chase & Co.	12,611	3,948,252
KBR, Inc. (a)	21,238	875,430
Labcorp Holdings, Inc.	10,016	2,692,101
Leidos Holdings, Inc.	7,520	1,437,072
M&T Bank Corp. (a)	10,623	2,020,707
Marathon Petroleum Corp.	7,917	1,533,760
NetApp, Inc.	15,263	1,702,740
Qnity Electronics, Inc.	14,872	1,205,971
Range Resources Corp.	79,817	3,151,973
Resideo Technologies, Inc. (b)	205	6,763
SLB Ltd.	52,797	1,913,363
Tenet Healthcare Corp. (b)	12,966	2,811,548
Textron, Inc.	42,711	3,551,847
T-Mobile US, Inc.	7,179	1,500,483
United Rentals, Inc.	1,545	1,259,453
US Foods Holding Corp. (b)	17,877	1,406,384
		103,919,647
TOTAL COMMON STOCKS (Cost $207,535,776)		284,372,377

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (d)	5,310,975	5,310,975
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,310,975)		5,310,975

TOTAL INVESTMENTS - 99.0% (Cost $212,846,751)		289,683,352
Other Assets in Excess of Liabilities - 1.0%		2,845,063
TOTAL NET ASSETS - 100.0%		$292,528,415

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $5,218,184.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Boston Partners Global Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,187,458	$176,184,919	$–	$284,372,377
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	5,310,975
Total Investments	$108,187,458	$176,184,919	$–	$289,683,352

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $5,310,975 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.